Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory
Reconciliation of biological assets

For the period ended December 31	2021	2020
Balance, beginning of the period	$—	$—
Requisition of raw materials from inventory	202,900	—
Capitalized costs	490,672	—
Loss on change in fair value of biological assets	(693,572)	—
	$—	$—